CONTINGENT LIABILITIES AND COMMITMENTS (Future Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
CONTINGENT LIABILITIES AND COMMITMENTS [Abstract]
2014	$ 1,811
2015	1,761
2016	1,667
2017	1,647
2018 and thereafter	1,535
Total future minimum lease committments	$ 8,421